Acquisitions and Divestitures - Acquisition Related Costs (Detail) (General and administrative expense [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
General and administrative expense [Member]
Business Acquisition [Line Items]
Acquisition-related costs	$ 5,480	$ 5,073	$ 8,313	$ 4,538